SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Massachusetts Value Municipal Income Trust
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-07088

          Invesco Van Kampen Massachusetts Value Municipal Income Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”).
     (2) Date on which the securities may be called or redeemed:
The single series ARPS will be redeemed on May 24, 2012.
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote, Establishing a Class of Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
598	outstanding shares of ARPS.
All of the shares of outstanding ARPS are being redeemed.
Please note that this notice serves only to disclose a proposed redemption of the ARPS.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of May 2012.

INVESCO VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

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